UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 4

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	4/30/2019

Date of reporting period:	10/31/2018

Item 1 – Reports to Stockholders

PGIM MUNI HIGH INCOME FUND

(Formerly known as Prudential Muni High Income Fund)

SEMIANNUAL REPORT

OCTOBER 31, 2018

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an e-mail request to PGIM Investments at shareholderreports@pgim.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Maximum amount of income that is eligible for exclusion from federal income taxes

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of October 31, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved the implementation of an automatic conversion feature for Class C shares, effective as of April 1, 2019. To reflect these changes, effective April 1, 2019, the section of the Fund’s Prospectus entitled “How to Buy, Sell and Exchange Fund Shares—How to Exchange Your Shares—Frequent Purchases and Redemptions of Fund Shares” is restated to read as follows:

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

1.	In each Fund’s Statutory Prospectus, the following is added at the end of the section entitled “Fund Distributions And Tax Issues—If You Sell or Exchange Your Shares”:

Automatic Conversion of Class C Shares

The conversion of Class C shares into Class A shares—which happens automatically approximately 10 years after purchase—is not a taxable event for federal income tax purposes. For more information about the automatic conversion of Class C shares, see Class C Shares Automatically Convert to Class A Shares in How to Buy, Sell and Exchange Fund Shares.

2.

In each Fund’s Statutory Prospectus, the following sentence is added at the end of the section entitled “How to Buy, Sell and Exchange Shares—Closure of Certain Share Classes to New Group Retirement Plans”:

Shareholders owning Class C shares may continue to hold their Class C shares until the shares automatically convert to Class A shares under the conversion schedule, or until the shareholder redeems their Class C shares.

3.

In each Fund’s Statutory Prospectus, the following disclosure is added immediately following the section entitled “How to Buy, Sell and Exchange Shares—How to Buy Shares—Class B Shares Automatically Convert to Class A Shares”:

Class C Shares Automatically Convert to Class A Shares

Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have

PGIM Muni High Income Fund	3

transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares (see Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus). Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

4.

In Part II of each Fund’s Statement of Additional Information, the following disclosure is added immediately following the section entitled “Purchase, Redemption and Pricing of Fund Shares—Share Classes—Automatic Conversion of Class B Shares”:

AUTOMATIC CONVERSION OF CLASS C SHARES. Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. Class C shares of a Fund acquired through automatic reinvestment of dividends or distributions will convert to Class A shares of the Fund on the Conversion Date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the

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Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

Class C shares were generally closed to investments by new group retirement plans effective June 1, 2018. Group retirement plans (and their successor, related and affiliated plans) that have Class C shares of the Fund available to participants on or before the Effective Date may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts.

The Fund has no responsibility for monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion. A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares, as set forth on Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus. In these cases, Class C shareholders may have their shares exchanged for Class A shares under the policies of the financial intermediary. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

LR1094

- Not part of the Semiannual Report -

PGIM Muni High Income Fund	5

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Muni High Income Fund informative and useful. The report covers performance for the six-month period ended October 31, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Muni High Income Fund

December 14, 2018

*The Prudential Day One Funds did not change their names.

PGIM Muni High Income Fund	7

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 10/31/18 (without sales charges)	Average Annual Total Returns as of 10/31/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	0.22	–3.08	4.31	5.92	—
Class B	0.14	–4.14	4.72	6.10	—
Class C	–0.17	–0.78	4.37	5.62	—
Class Z	0.43	1.29	5.44	6.64	—
Class R6**	0.35	1.43	N/A	N/A	2.11 (6/27/17)
Bloomberg Barclays Municipal Bond Index
	0.46	–0.51	3.25	4.80	—
Bloomberg Barclays Municipal High Yield Bond Index
	2.08	4.74	5.96	7.45	—
Bloomberg Barclays Municipal Bond Index (50%) / Bloomberg Barclays Municipal High Yield Bond Index (50%)
	1.27	2.09	4.61	6.16	—
Lipper High Yield Municipal Debt Funds Average
	0.74	1.74	5.35	6.48	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Formerly known as Class Q shares.

Inception returns are provided for any share class that has less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z	Class R6**
Maximum initial sales charge	4.00% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5/6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	0.50%	1.00%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Formerly known as Class Q shares.

Benchmark Definitions

Bloomberg Barclays Municipal Bond Index—The Bloomberg Barclays Municipal Bond Index is an unmanaged index of long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 0.59%.

Bloomberg Barclays Municipal High Yield Bond Index—The Bloomberg Barclays Municipal High Yield Bond Index is an unmanaged index of non-rated or Ba1 or below-rated municipal bonds. It gives a broad look at how non-investment-grade municipal bonds have performed. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 4.91%.

Bloomberg Barclays Municipal Bond Index (50%) / Bloomberg Barclays Municipal High Yield Bond Index (50%)—This is a custom blend of the Bloomberg Barclays Municipal Bond Index (50%) and the Bloomberg Barclays Municipal High Yield Bond Index (50%). The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 2.73%.

Lipper High Yield Municipal Debt Funds Average—The Lipper High Yield Municipal Debt Funds Average (Lipper Average) is based on the average return of all funds in the Lipper High Yield Municipal Debt Funds universe for the periods noted. Funds in the Lipper Average invest at least 50% of their assets in lower-rated municipal debt issues. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 2.55%.

PGIM Muni High Income Fund	9

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Distributions and Yields as of 10/31/18
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	Taxable Equivalent 30-Day Subsidized Yield*** at Federal Tax Rates of		SEC 30-Day Unsubsidized Yield** (%)	Taxable Equivalent 30-Day Unsubsidized Yield*** at Federal Tax Rates of
			37.0 (%)	40.8 (%)		37.0 (%)	40.8 (%)
Class A	0.19	3.03	4.81	5.12	3.03	4.81	5.12
Class B	0.18	2.80	4.44	4.73	2.80	4.44	4.73
Class C	0.16	2.40	3.81	4.05	2.40	3.81	4.05
Class Z	0.21	3.39	5.38	5.73	3.39	5.38	5.73
Class R6****	0.21	3.42	5.43	5.78	3.15	5.00	5.32

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

***Some investors may be subject to the federal alternative minimum tax (AMT) and/or state and local taxes. Taxable equivalent yields reflect federal taxes only. The taxable equivalent yield is the yield an investor would have to earn on a taxable investment in order to equal the yield provided by a tax-exempt municipal bond. The taxable equivalent yields presented in the table use the highest marginal federal individual income tax rate (37.0%) and the highest marginal federal individual income tax rate plus the 3.8% net investment income tax (40.8%). Some investors may be subject to the federal alternative minimum tax (AMT) and/or state and local taxes.

****Formerly known as Class Q shares.

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Credit Quality expressed as a percentage of total investments as of 10/31/18 (%)
AAA	6.6
AA	9.1
A	22.3
BBB	31.8
BB	9.7
B	6.3
CCC	0.2
CC	0.3
Not Rated	13.9
Cash/Cash Equivalents	–0.3
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

PGIM Muni High Income Fund	11

Fees and Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended October 31, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

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and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Muni High Income Fund		Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,002.20	0.85%	$4.29
	Hypothetical	$1,000.00	$1,020.92	0.85%	$4.33
Class B	Actual	$1,000.00	$1,001.40	1.20%	$6.05
	Hypothetical	$1,000.00	$1,019.16	1.20%	$6.11
Class C	Actual	$1,000.00	$998.30	1.61%	$8.11
	Hypothetical	$1,000.00	$1,017.09	1.61%	$8.19
Class Z	Actual	$1,000.00	$1,004.30	0.62%	$3.13
	Hypothetical	$1,000.00	$1,022.08	0.62%	$3.16
Class R6**	Actual	$1,000.00	$1,003.50	0.60%	$3.03
	Hypothetical	$1,000.00	$1,022.18	0.60%	$3.06

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2018, and divided by the 365 days in the Fund's fiscal year ending April 30, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**Formerly known as Class Q shares.

PGIM Muni High Income Fund	13

Schedule of Investments (unaudited)

as of October 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 98.7%

Alabama 1.1%
Jefferson Cnty. Sewer Rev.,
Sr. Lien, Warrants, Ser. A, AGM, Rfdg.	5.000%		10/01/44	500	$534,495
Sr. Lien, Warrants, Ser. A, AGM, Rfdg.	5.250		10/01/48	500	539,340
Lower Alabama Gas Dist. Rev., Ser. A	5.000		09/01/46	4,500	5,039,550
Selma Indl. Dev. Brd. Rev.,
Gulf Opp. Zone, Intl. Paper Co., Ser. A	5.800		05/01/34	1,000	1,050,620
Gulf Opp. Zone, Intl. Paper Co., Ser. A	6.250		11/01/33	1,750	1,819,353

					8,983,358

Arizona 4.0%
Arizona Indl. Dev. Auth. Rev.,
Basis Schs. Proj., Ser. A, Rfgd., 144A	5.375		07/01/50	1,000	1,015,290
Basis Schs. Proj., Ser. D, Rfgd., 144A	5.000		07/01/51	1,015	992,548
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Horizon Cmnty. Learning Ctr., Rfdg.	5.000		07/01/35	2,000	2,027,820
Paradise Schs. Projs. Parago, Rfdg., 144A	5.000		07/01/47	1,000	1,008,800
Reid Traditional Schs. Projs.	5.000		07/01/47	1,000	1,015,170
Maricopa Cnty. Poll. Ctrl. Corp. Rev., El Paso Elec. Co. Proj., Ser. B, Rfdg.	7.250		04/01/40	1,500	1,531,935
Phoenix City Indl. Dev. Auth. Rev.,
Basis Schs. Projs., Rfdg., 144A	5.000		07/01/45	1,000	997,010
Basis Schs. Projs., Ser. A, Rfdg., 144A	5.000		07/01/46	1,000	995,480
Great Hearts Academies Proj.	5.000		07/01/44	2,250	2,315,768
Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co. Proj., Rfdg.	4.000		09/01/29	3,000	3,093,780
Salt Verde Fin. Corp. Gas Rev.,
Sr. Bonds	5.000		12/01/32	4,890	5,542,326
Sr. Bonds	5.000		12/01/37	9,705	11,005,276
Tempe Indl. Dev. Auth. Rev., Friendship Vlg., Ser. A, Rfdg.	6.250		12/01/42	1,000	1,055,360

					32,596,563

California 9.7%
ABAG Fin. Auth. for Nonprofit Corp. Rev., Episcopal Sr. Cmnty., Rfdg.	6.125		07/01/41	775	831,172
California Cnty. Tob. Secur. Agcy. Rev.,
Conv., CABS	5.250	(cc)	06/01/21	2,220	2,226,616
Conv., CABS	5.450	(cc)	06/01/28	4,500	4,513,275
Conv., CABS, Ser. B	5.100	(cc)	06/01/28	1,750	1,750,455

See Notes to Financial Statements.

PGIM Muni High Income Fund	15

Schedule of Investments (unaudited) (continued)

as of October 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

California (cont’d.)
California Hlth. Facs. Fin. Auth. Rev.,
St. Joseph Hlth. Sys., Ser. A	5.750%		07/01/39	1,770	$1,814,569
Stanford Hosp., Ser. A-3, Rfdg. (Pre-refunded 11/15/21)(ee)	5.500		11/15/40	750	827,415
California Mun. Fin. Auth. Rev.,
American Heritage Ed., Ser. A, Rfdg.	5.000		06/01/46	750	784,125
River Chrt. Schs., Ser. A, 144A	5.500		06/01/48	750	770,055
California Poll. Ctrl. Fin. Auth. Rev.,
Green Bond, Calplant I Proj., AMT, 144A	8.000		07/01/39	2,750	2,909,527
Wtr. Facs., Amer. Wtr. Cap. Corp. Proj., 144A	5.250		08/01/40	500	523,255
California St.,
GO, Var. Purp.	5.500		11/01/39	1,000	1,034,290
GO, Var. Purp.	6.000		11/01/39	1,500	1,557,735
GO, Var. Purp., Unrefunded	6.000		04/01/38	2,265	2,301,897
California St. Pub. Wks. Brd. Lease Rev., Judicial Council Proj., Ser. D	5.000		12/01/31	1,000	1,078,600
California St. Sch. Fin. Auth. Chrt. Sch. Rev.,
Alliance Clg.-Ready Pub. Schs., Ser. A, 144A	5.000		07/01/45	750	778,778
Alliance Clg.-Ready Pub. Schs., Ser. A, Rfdg., 144A	5.000		07/01/51	1,000	1,031,940
Kipp LA Proj., Ser. A, 144A	5.000		07/01/45	650	686,491
Kipp LA Proj., Ser. A, 144A	5.000		07/01/47	820	876,400
California Statewide Cmntys. Dev. Auth. Rev.,
899 Charleston Proj., Ser. A, Rfdg., 144A	5.250		11/01/44	750	778,882
Cottage Hlth. Oblig. Grp., Rfdg.	5.000		11/01/40	2,000	2,076,200
Loma Linda Univ. Med. Ctr., Ser. A	5.250		12/01/44	1,000	1,045,420
Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.000		12/01/46	5,000	5,084,950
Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.250		12/01/56	3,500	3,612,420
Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.500		12/01/58	1,000	1,049,300
Sr. Living Southn. Calif. Presbyterian Homes, 144A	7.250		11/15/41	500	523,240
Fontana Spl. Tax Cmnty. Facs., Dist. 22, Sierra Hills, Rfdg.	5.000		09/01/34	500	532,975
Golden St. Tob. Secur. Corp., Tob. Settlement Rev.,
Asset Bkd., 1st Sub., Ser. B, CABS	6.430	(t)	06/01/47	10,000	1,638,500
Asset Bkd., Sr., Ser. A-2, CABS	5.300	(cc)	06/01/37	5,000	5,111,300
Ser. A-1, Rfdg.	5.000		06/01/47	3,525	3,432,292
Ser. A-1, Rfdg.	5.250		06/01/47	500	502,730
Ser. A-2, Rfdg.	5.000		06/01/47	2,000	1,947,400
Inland Valley Dev. Agcy. Tax Alloc.,
Ser. A, Rfdg.	5.000		09/01/44	1,000	1,066,810
Lincoln Pub. Fing., Auth. Spl. Assmt.,
Twelve Bridges, Sub., Ser. B	6.000		09/02/27	1,000	1,069,050
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Ser. A	5.000		11/15/35	3,510	4,058,648
Ser. A	5.500		11/15/37	685	837,556

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

California (cont’d.)
M-S-R Energy Auth. Calif. Rev.,
Ser. A	6.500%	11/01/39	2,060	$2,751,583
Ser. A	7.000	11/01/34	1,650	2,252,118
Palomar Pomerado Healthcare Dist. Calif., COP (Pre-refunded 11/01/20)(ee)	6.000	11/01/41	1,800	1,943,226
Port of Oakland Rev., Ser. O, AMT, Rfdg.	5.125	05/01/31	1,000	1,057,930
Riverside Cnty. Pub. Fing. Auth. Rev., Capital Facs. Proj.	5.250	11/01/45	1,000	1,130,280
Riverside Cnty. Redev. Agcy. Tax. Alloc. Intst. 215 Corridor, Ser. E (Pre-refunded 10/01/20)(ee)	6.500	10/01/40	2,000	2,172,860
San Buenaventura Rev.,
Cmnty. Mem. Hlth. Sys.	7.500	12/01/41	1,000	1,092,870
Cmnty. Mem. Hlth. Sys.	8.000	12/01/26	500	569,225
San Francisco City & Cnty. Arpt. Comm. Rev., Ser. C, AMT, Rfdg.	5.000	05/01/25	1,000	1,059,160
Santa Margarita Wtr. Dist. Spl. Tax Cmty. Facs., Ser. 2013-1, Vlg. of Sendero	5.625	09/01/36	675	722,250
South Bayside Wste. Mgmt. Auth., Sol. Wste. Enterprise Rev., Shoreway Environmental, Ser. A	6.000	09/01/36	500	515,490
Tob. Secur. Auth. Northern Calif. Rev., Asset Bkd. Bonds, Ser. A-1	4.750	06/01/23	3,265	3,282,109

				79,213,369

Colorado 2.9%
City & Cnty. of Denver Arpt. Sys. Rev., Sub. Sys., Ser. A, AMT, Rfdg.	4.000	12/01/48	2,000	1,899,220
City & Cnty. of Denver Rev., United Airlines Inc. Proj., AMT, Rfdg.	5.000	10/01/32	500	524,820
Colorado Bridge Enterprise Rev., Central 70 Proj., AMT	4.000	06/30/51	1,500	1,377,030
Colorado Edl. & Cultural Facs. Auth. Rev.,
Impt., Chrt. Sch. Univ. LA, Rfdg.	5.000	12/15/45	1,000	1,022,170
Lighthouse Bldg. Corp., Rfdg.	5.000	11/01/44	885	846,564
Rfdg. & Impt., Chrt. Sch. Skyview Academy Proj., 144A	5.375	07/01/44	1,350	1,358,735
Windsor Chrt. Sch., Rfdg., 144A	5.000	09/01/46	1,390	1,304,598
Colorado High Performance Transn. Enterprise Rev., C-470 Express Lanes	5.000	12/31/56	1,000	1,051,870
Colorado Hlth. Facs. Auth. Rev., Adventist Hlth. Sys./Sunbelt, Ser. A	4.000	11/15/48	1,500	1,469,130

See Notes to Financial Statements.

PGIM Muni High Income Fund	17

Schedule of Investments (unaudited) (continued)

as of October 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Colorado (cont’d.)
Colorado Hlth. Facs. Auth. Rev., (cont’d.)
Christian Living Cmntys. Proj., Rfdg.	5.250%	01/01/37	550	$561,352
Covenant Retirement Cmntys., Rfdg.	5.000	12/01/35	1,250	1,315,000
Vail Valley Med. Ctr. Proj.	4.000	01/15/45	2,500	2,390,250
E-470 Pub. Hwy. Auth. Rev., Ser. C, Rfdg.	5.375	09/01/26	1,000	1,054,780
Park Creek Met. Dist. Ltd. Ppty. Tax Alloc., Sr. Lmt. Prop. TA., Rfdg.	5.000	12/01/45	1,500	1,581,240
Plaza Co. Met. Dist. 1 Tax Alloc., Rfdg., 144A	5.000	12/01/40	1,000	1,018,040
Pub. Auth. Energy Nat. Gas Pur. Rev.,	6.500	11/15/38	4,045	5,309,912

				24,084,711

Connecticut 0.7%
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Ser. M	5.375	07/01/41	1,250	1,318,838
Harbor Point Infrastructure Impt. Dist. Tax Alloc.,
Harbor Point Proj. Rfdg., 144A	5.000	04/01/39	2,000	2,062,260
Harbor Point Proj., Ser. A (Pre-refunded 04/01/20)(ee)	7.875	04/01/39	2,000	2,157,680

				5,538,778

Delaware 0.4%
Delaware St. Econ. Dev. Auth. Rev.,
Aspira Chrt. Sch., Ser. A	5.000	06/01/46	1,000	951,170
Newark Chrt. Sch., Inc., Ser. A, Rfdg.	5.000	09/01/46	500	520,670
Delaware St. Hlth. Facs. Auth. Rev., Nanticoke Mem. Hosp., Rfdg.	5.000	07/01/32	1,375	1,440,656

				2,912,496

District of Columbia 1.2%
Dist. of Columbia, Rev.,
Friendship Pub. Chrt. Sch.	5.000	06/01/42	3,500	3,599,925
Gallaudet Univ.	5.500	04/01/34	400	425,800
Kipp Chrt. Sch., Rfdg. (Pre-refunded 07/01/23)(ee)	6.000	07/01/43	850	985,039
Kipp Chrt. Sch., Rfdg. (Pre-refunded 07/01/23)(ee)	6.000	07/01/48	725	840,181
Kipp DC Iss., Ser. A, Rfdg.	5.000	07/01/48	1,250	1,324,375
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Dulles Toll Rd., Ser. A, Rfdg.	5.000	10/01/53	2,500	2,607,325

				9,782,645

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Florida 8.6%
Boggy Creek Impt. Dist. Spl. Assmt., Ser. 2013, Rfdg.	5.125%	05/01/43	2,695	$2,662,202
Broward Cnty. Sys. Arpt. Rev., Ser. A, AMT	5.250	10/01/43	1,500	1,627,380
Capital Tr. Agcy. Rev., Air Cargo, Aero Miami FX LLC, Sr. Lien, Ser. A, Rfdg.	5.350	07/01/29	1,915	1,961,688
Celebration Pointe CDD 1 Spl. Assmt., Alachua Cnty., 144A	5.000	05/01/48	1,000	1,000,680
Citizens Ppty. Ins. Corp. Rev., Sr. Sec’d., Ser. A-1	5.000	06/01/22	1,000	1,088,680
Cityplace CDD Spl. Assmt., Rfdg.	5.000	05/01/26	1,000	1,087,720
Davie Edl. Facs. Rev.,
Nova Southeastern Univ. Proj., Ser. A	5.625	04/01/43	500	543,945
Nova Southeastern Univ. Proj., Ser. A	6.000	04/01/42	1,000	1,108,290
Florida Dev. Fin. Corp. Edl. Facs. Rev.,
Bay Area Chrt. Fndtn., Ser. A	7.750	06/15/42	2,000	2,103,020
Renaissance Chrt. Sch., Ser. A	6.000	09/15/40	1,750	1,803,725
Florida Dev. Fin. Corp. Rev., Brightline Psngr. Rail, AMT, 144A, (Mandatory put date 01/01/28)	5.625	01/01/47	2,000	2,066,980
Florida Higher Edl. Facs. Fin. Auth. Rev., Ringling Clg. Proj.	5.000	03/01/47	2,500	2,614,175
Greater Orlando Aviation Auth. Orlando Arpt. Facs. Rev.,
Priority, Sub-Ser. A, AMT	4.000	10/01/52	3,350	3,076,305
Spl. Purp. - JetBlue Airways Corp. Proj., AMT, Rfdg.	5.000	11/15/26	500	528,620
Spl. Purp. - JetBlue Airways Corp. Proj., AMT, Rfdg.	5.000	11/15/36	4,700	4,865,534
Indigo Cmnty. Dev. Dist. Spl. Assmt., (original cost $820,000; purchased 02/16/05)^(d)(f)	5.750	05/01/36	820	483,800
Jacksonville Econ. Dev. Rev., Gerdau Ameristeel U.S., Inc., AMT	5.300	05/01/37	3,000	3,000,240
Lakewood Ranch Stewardship Dist., Spl. Assmt.,
Lakewood Centre North Proj.	4.875	05/01/45	1,000	961,880
Lakewood Nat’l. & Polo Run Projs.	4.625	05/01/27	500	507,500
Lakewood Nat’l. & Polo Run Projs.	5.375	05/01/47	1,000	1,018,080
Vlg. Lakewood Ranch S. Proj.	4.250	05/01/26	250	248,890
Vlg. Lakewood Ranch S. Proj.	5.125	05/01/46	1,500	1,475,010
Martin Cnty. Indl. Dev. Auth. Rev.,
Indiantown Cogeneration Proj., AMT, Rfdg., 144A	3.950	12/15/21	1,750	1,783,547
Indiantown Cogeneration Proj., AMT, Rfdg., 144A	4.200	12/15/25	1,000	1,013,730
Midtown Miami Cmnty. Dev. Dist. Spl. Assmt., Pkg. Garage Proj., Ser. A, Rfdg.	5.000	05/01/37	1,980	2,041,024
North Sumter Cnty. Util. Dependent Dist., Solid Wste. Rev.	5.000	10/01/42	2,000	2,082,760

See Notes to Financial Statements.

PGIM Muni High Income Fund	19

Schedule of Investments (unaudited) (continued)

as of October 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Florida (cont’d.)
North Sumter Cnty. Util. Dependent Dist., (cont’d.) Util. Rev.	5.750%	10/01/43	1,500	$1,591,965
Palm Beach Hlth. Facs. Auth. Rev.,
BRRH Corp. Oblig. Grp., Rfdg.	5.000	12/01/31	500	532,565
Sinai Residences Boca Raton Proj., Ser. A, Rfdg.	7.500	06/01/49	1,000	1,128,690
Sarasota Cnty. Pub. Hosp. Dist. Rev., Sarasota Mem. Hosp.	4.000	07/01/48	3,000	2,878,980
South Lake Cnty. Hosp. Dist. Rev.,
South Lake Hosp., Rfdg.	5.250	10/01/34	1,250	1,296,012
South Lake Hosp., Ser. A	6.250	04/01/39	1,910	1,935,021
South Miami Hlth. Facs. Auth. Rev., Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	1,000	1,088,870
St. Johns Cnty. Indl. Dev. Auth. Rev., Presbyterian Retirement, Ser. A, Rfdg. (Pre-refunded 08/01/20)(ee)	6.000	08/01/45	1,000	1,063,860
St. Petersburg Hlth. Facs. Auth. Rev., All Children’s Hosp., Ser. A, Rfdg. (Pre-refunded 11/15/19)(ee)	6.500	11/15/39	1,500	1,567,755
Tallahassee Hlth. Facs. Mem. Rev., Ser. A	5.000	12/01/55	1,000	1,037,980
Village CDD No. 7, Fla. Spl. Assmt., Rfdg.	4.000	05/01/36	1,930	1,875,516
Village CDD No. 8, Fla. Spl. Assmt., Phase II, Rfdg.	6.125	05/01/39	2,115	2,222,823
Village CDD No. 9,
Fla. Spl. Assmt.	7.000	05/01/41	760	846,602
Fla. Spl. Assmt., Rfdg.	5.500	05/01/42	2,095	2,204,296
Village CDD No.10,
Fla. Spl. Assmt.	5.125	05/01/43	1,070	1,153,439
Fla. Spl. Assmt.	6.000	05/01/44	900	1,014,012
Village CDD No.11, Fla. Spl. Assmt.	4.500	05/01/45	1,425	1,438,865
Village CDD No.12, Fla. Spl. Assmt., 144A	4.250	05/01/43	2,900	2,837,302

				70,469,958

Georgia 1.0%
Atlanta Arpt. Rev., Gen., Ser. B, AMT, Rfdg.	5.000	01/01/30	500	523,780
Burke Cnty. Dev. Auth. Rev., Oglethorpe Pwr. Corp.-Vogtle Proj., Ser. D, Rfdg.	4.125	11/01/45	2,000	1,848,160
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines, Ser. A, Rfdg.	8.750	06/01/29	2,000	2,177,440

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Georgia (cont’d.)
Henry Cnty. Wtr. & Swr. Auth. Rev., AMBAC	6.150%	02/01/20	750	$772,725
Priv. Colleges & Univs. Auth. Rev., Savannah Clg. Art & Design Proj.	5.000	04/01/44	1,500	1,579,785
Rockdale Cnty. Dev. Auth. Rev., Pratt Paper LLC Proj., AMT, Rfdg., 144A	4.000	01/01/38	1,000	949,770

				7,851,660

Hawaii 0.8%
Hawaii Pac. Hlth. Rev.,
Spl. Purp., Ser. A, Rfdg. (Pre-refunded 07/01/20)(ee)	5.500	07/01/40	1,000	1,054,600
Spl. Purp., Ser. B (Pre-refunded 07/01/20)(ee)	5.750	07/01/40	500	529,335
Hawaii St. Dept. Budget & Fin.,
Spl. Purp. Rev., 15 Craigside Proj., Ser. A (Pre-refunded 11/15/19)(ee)	9.000	11/15/44	1,000	1,070,550
Spl. Purp. Rev., Hawaii Pacific Hlth. Oblig., Ser. A	5.500	07/01/43	2,500	2,727,925
Spl. Purp. Rev., Hawaiian Elec. Co.	6.500	07/01/39	1,000	1,026,470

				6,408,880

Idaho 0.1%
Idaho Hlth. Facs. Auth. Rev., St. Luke’s Hlth. Sys. Proj., Ser. A	6.750	11/01/37	1,000	1,000,000

Illinois 12.1%
Chicago Brd. of Edu.,
GO, Ser. A	5.500	12/01/39	535	543,287
GO, Ser. A, 144A	7.000	12/01/46	1,500	1,747,725
GO, Ser. A, Rfdg.	5.000	12/01/35	500	504,710
GO, Ser. A., Rfdg.	7.000	12/01/44	3,190	3,608,943
GO, Ser. H	5.000	12/01/46	1,000	999,940
Spl. Tax	6.000	04/01/46	1,500	1,710,765
Chicago O’Hare Int’l. Arpt. Rev.,
Gen., Sr. Lien, Ser. D, AMT	5.000	01/01/52	1,000	1,052,630
Gen., Third Lien, Ser. C (Pre-refunded 01/01/21)(ee)	6.500	01/01/41	1,000	1,090,790
Gen., Third Lien, Ser. C, AMT, Rfdg.	5.375	01/01/39	1,500	1,613,445
Ser. C, AMT, Rfdg.	4.375	01/01/40	2,000	2,002,580
Sr. Lien, Ser. G, AMT	5.000	01/01/52	1,000	1,052,630
Trips Oblig. Grp., AMT	5.000	07/01/48	1,000	1,056,440
Chicago Transit Auth. Rev., Second Lien	5.000	12/01/46	5,000	5,222,700
Chicago Wstwtr. Transmn. Rev., Second Lien, Ser. C, Rmkt., Rfdg.	5.000	01/01/39	3,355	3,542,142

See Notes to Financial Statements.

PGIM Muni High Income Fund	21

Schedule of Investments (unaudited) (continued)

as of October 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Illinois (cont’d.)
Chicago, IL,
GO, Ser. 2003 B, Rmkt., Rfdg.	5.000%	01/01/23	750	$792,608
GO, Ser. 2005 D, Rmkt., Rfdg.	5.500	01/01/37	5,790	6,091,891
GO, Ser. 2007 E, Rmkt., Rfdg.	5.500	01/01/35	3,000	3,168,000
GO, Ser. A	5.500	01/01/39	1,865	1,957,131
GO, Ser. A, Rfdg.	5.000	01/01/34	3,600	3,698,604
GO, Ser. A, Rfdg.	6.000	01/01/38	2,500	2,773,500
GO, Ser. C, Rfdg.	5.000	01/01/26	1,000	1,069,410
GO, Ser. C, Rfdg.	5.000	01/01/38	2,500	2,560,300
Illinois Fin. Auth. Rev.,
Field Museum of Natural History, Rmkt.	4.450	11/01/36	1,000	1,011,090
Impt., Chicago Intl., Rfdg.	5.000	12/01/47	1,000	1,010,140
Presence Health Netw., Ser. C, Rfdg.	4.000	02/15/41	6,000	5,768,280
Provena Hlth., Ser. A (Pre-refunded 08/15/19)(ee)	7.750	08/15/34	10	10,441
Swedish Covenant, Ser. A, Rfdg. (Pre-refunded 02/15/20)(ee)	6.000	08/15/38	1,500	1,569,870
Illinois St.,
GO	4.000	06/01/36	3,000	2,645,280
GO	5.000	04/01/31	2,000	2,035,960
GO	5.000	01/01/32	1,335	1,353,356
GO	5.000	05/01/33	950	965,048
GO	5.000	03/01/36	1,800	1,822,446
GO	5.000	05/01/36	2,000	2,018,160
GO	5.000	02/01/39	2,215	2,228,024
GO	5.000	05/01/39	1,000	1,004,290
GO	5.250	07/01/31	1,000	1,040,130
GO, Rfdg.	5.000	08/01/25	1,000	1,032,310
GO, Ser. A	5.000	01/01/33	2,000	2,029,060
GO, Ser. A	5.000	01/01/34	1,600	1,622,784
GO, Ser. A	5.000	12/01/35	2,000	2,029,080
GO, Ser. A	5.000	12/01/42	2,500	2,508,950
GO, Ser. D	5.000	11/01/26	2,500	2,596,800
GO, Ser. D	5.000	11/01/27	2,500	2,593,525
Metropolitan Pier & Exposition Auth. Rev., McCormick Place Expnsn. Proj.	5.000	06/15/57	1,000	1,027,220
Railsplitter Tob. Settlement Auth. Rev., (Pre-refunded 06/01/21)(ee)	6.000	06/01/28	2,250	2,457,382
Regl. Transn. Auth. Rev.,
Ser. A	4.000	06/01/38	4,015	4,038,407
Ser. A	4.000	06/01/39	3,015	3,026,668
Springfield Elec. Rev., Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,500	1,466,205

				98,771,077

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Indiana 0.7%
Indiana St. Fin. Auth. Rev., Drexel Fndtn. Edl. Facs. Proj., Ser. A	7.000%	10/01/39	1,000	$1,004,900
Indianapolis Loc. Pub. Impt. Bank Rev., Wtrwks Proj., Ser. A	5.750	01/01/38	815	820,012
Valparaiso Rev.,
Pratt Paper LLC Proj., AMT	5.875	01/01/24	800	874,416
Pratt Paper LLC Proj., AMT	7.000	01/01/44	1,500	1,721,520
Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc. (Pre-refunded 09/01/21)(ee)	7.750	09/01/31	1,500	1,721,820

				6,142,668

Iowa 0.7%
Iowa St. Fin. Auth. Rev.,
Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	5.000	12/01/19	420	428,812
Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	5.500	12/01/22	5,600	5,610,640

				6,039,452

Kansas 0.2%
Kansas St. Dev. Fin. Auth. Rev.,
Adventist Hlth. Sys./Sunbelt, Ser. C, Rfdg.
(Pre-refunded 11/15/19)(ee)	5.750	11/15/38	20	20,721
Adventist Hlth. Sys./Sunbelt, Ser. C, Rfdg.
(Pre-refunded 11/15/19)(ee)	5.750	11/15/38	980	1,017,387
Wyandotte Cnty.-Kansas City Unified Govt. Rev., Legends Apts. Garage & West Lawn Proj.	4.500	06/01/40	1,000	981,010

				2,019,118

Kentucky 0.4%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Baptist Healthcare Sys., Ser. B	5.000	08/15/46	2,000	2,077,660
Owen Cnty. Wtrwks. Sys. Rev.,
Amern. Wtr. Co. Proj., Ser. A	6.250	06/01/39	500	512,020
Amern. Wtr. Co. Proj., Ser. B	5.625	09/01/39	500	513,415

				3,103,095

Louisiana 0.8%
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Dev. Auth. Rev., Westlake Chem. Corp., Ser. A-2	6.500	11/01/35	1,000	1,072,190

See Notes to Financial Statements.

PGIM Muni High Income Fund	23

Schedule of Investments (unaudited) (continued)

as of October 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Louisiana (cont’d.)
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Dev. Auth. Rev., (cont’d.) Woman’s Hosp. Fndtn., Ser. A (Pre-refunded 10/01/20)(ee)	6.000%	10/01/44	2,000	$2,141,240
Louisiana Pub. Facs. Auth. Rev.,
Ochsner Clinic Fndtn. Proj., Rfdg.	5.000	05/15/47	1,000	1,051,130
Provident Group-Flagship Pptys., Rfdg.	5.000	07/01/57	1,000	1,042,050
New Orleans Sewerage Serv. Rev., Rfdg.	5.000 5.000	06/01/45 06/01/44	500 1,000	538,245 1,068,100

				6,912,955

Maine 0.3%
Maine St. Hlth. & Higher Edl. Facs. Auth. Rev., Maine General Med. Ctr.	7.500	07/01/32	2,000	2,182,460

Maryland 1.5%
Frederick Cnty. Spl. Oblig. Rev., Jefferson Tech. Park, Ser. B, 144A	7.125	07/01/43	1,990	2,107,828
Frederick Cnty. Spl. Oblig. Tax, Sub. Urbana Cmnty. Dev. Auth., Ser. B	5.500	07/01/40	4,395	4,542,145
Howard Cnty. Tax Alloc., Annapolis Junction Twn. Ctr. Proj.	6.100	02/15/44	1,420	1,435,151
Maryland Econ. Dev. Corp., Poll. Ctrl. Rev.,
Potomac Elect. Pwr. Co., Rfdg.	6.200	09/01/22	1,000	1,013,250
Transn. Facs. Proj., Ser. A, Rfdg.	5.000	06/01/35	1,000	1,085,540
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev.,
Charlestown Cmnty., Rfdg. (Pre-refunded 01/01/21)(ee)	6.250	01/01/41	1,500	1,623,660
Lifebridge Hlth. (Pre-refunded 07/01/21)(ee)	6.000	07/01/41	600	656,208

				12,463,782

Massachusetts 1.1%
Massachusetts St. Dev. Fin. Agcy. Rev.,
SABIS Intl. Chrt. Sch., Rfdg.	5.000	04/15/40	1,250	1,295,975
Tufts Med. Ctr., Rfdg. (Pre-refunded 01/01/21)(ee)	7.250	01/01/32	1,200	1,325,436
Tufts Med. Ctr., Ser. I, Unrefunded, Rfdg.	7.250	01/01/32	800	878,808
UMass Mem. Healthcare, Rfdg.	5.000	07/01/38	2,130	2,272,412
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., AMT, NATL	5.000	07/01/32	3,000	3,005,820

				8,778,451

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

Michigan 1.5%
Michigan Fin. Auth. Rev.,
Henry Ford Hlth., Rfdg.	4.000%		11/15/46	4,375	$4,141,812
Sr. Lien, Detroit Wtr. & Swr., Ser. C-1	5.000		07/01/44	1,000	1,057,110
Michigan St. Bldg. Auth. Rev., Facs. Prog., Ser. I-A, Rfdg.	5.375		10/15/41	750	805,898
Michigan St. Strategic Fund Rev., Var. Detroit Ed., Rmkt., Rfdg.	5.625		07/01/20	1,000	1,050,250
Oakland Cnty. Econ. Dev. Corp. Oblg. Rev., Roman Catholic Archdiocese Detroit, Rfdg.	6.500		12/01/20	1,500	1,521,585
Summit Academy Rev., Rfdg.	6.250		11/01/25	1,750	1,751,837
Wayne Cnty. Arpt. Auth. Rev., Detroit Met. Arpt., Ser. D, AMT, Rfdg.	5.000		12/01/28	1,500	1,617,375

					11,945,867

Minnesota 1.0%
Hugo Rev., Chrt. Sch. Lease, Noble Academy Proj., Ser. A	5.000		07/01/44	1,250	1,259,725
Minneapolis Rev., Fairview Hlth. Svcs., Ser. A, Rfdg.	4.000		11/15/48	750	715,898
Rochester Rev., Mayo Clinic	4.000		11/15/48	3,000	2,958,630
St. Cloud Rev., Centracare Hlth., Ser. A, Rfdg.	4.000		05/01/37	1,250	1,269,437
St. Paul Hsg. & Redev. Auth. Hosp. Rev., Hlth. East Care Sys. Proj., Rfdg. (Pre-refunded 11/15/25)(ee)	5.000		11/15/44	1,000	1,147,860
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Ser. 7, AMT, 144A	4.500		10/01/37	1,000	904,030

					8,255,580

Mississippi 0.1%
Mississippi St. Bus. Fin. Corp. Rev., Chevron USA, Inc., Ser. F, FRDD (Mandatory put date 11/01/18)	1.710	(cc)	11/01/35	900	900,000

Missouri 2.1%
Joplin Indl. Dev. Auth. Rev., Freeman Hlth. Sys., Rfdg.	5.000		02/15/35	1,000	1,055,450
Lees Summit, Tax Alloc., Rfdg. & Impt., Summit Fair Proj., 144A	4.875		11/01/37	2,000	1,869,820

See Notes to Financial Statements.

PGIM Muni High Income Fund	25

Schedule of Investments (unaudited) (continued)

as of October 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Missouri (cont’d.)
Manchester Tax Increment & Transn. Rev., Hwy. 141, Manchester Rd. Proj., Rfdg.	6.875%	11/01/39	1,500	$1,504,185
Missouri St. Hlth. & Ed. Facs. Auth. Rev.,
BJC Hlth. Sys., Ser. A	4.000	01/01/45	2,010	1,993,779
Lutheran Sr. Svcs.	6.000	02/01/41	1,000	1,053,510
Lutheran Sr. Svcs., Rfdg.	5.000	02/01/44	4,000	4,143,320
St. Louis Clg. Pharmacy, Ser. B	5.000	05/01/45	1,500	1,550,175
Poplar Bluff Regl. Transn. Dev. Dist. Rev., Transn. Sales Tax	4.750	12/01/42	2,100	2,116,968
St. Louis Cnty. Indl. Dev. Auth. Rev.,
Friendship Vlg. Sunset Hills, Ser. A	5.875	09/01/43	1,000	1,072,030
St. Andrews Res. Srs. Oblig., Ser. A, Rfdg.	5.125	12/01/45	1,000	1,026,520

				17,385,757

Nebraska 0.1%
Central Plains Energy Proj. Rev., Proj. #3, Ser. A, Rfdg.	5.000	09/01/42	1,000	1,106,840

Nevada 0.3%
Clark Cnty. Impt. Dist. Spl. Assmt., Dist. No. 142, Mountains Edge Loc. Impvt., Rfdg.	4.000	08/01/23	1,280	1,307,213
Nevada St. Dept. of Bus. & Ind. Rev.,
Somerset Acad., Ser. A, 144A	5.000	12/15/48	500	493,075
Somerset Acad., Ser. A, 144A	5.125	12/15/45	1,000	1,003,790

				2,804,078

New Jersey 8.0%
New Jersey Econ. Dev. Auth. Rev.,
Continental Airlines, Inc. Proj., AMT, Rfdg.	5.750	09/15/27	1,530	1,664,472
Continental Airlines, Inc., Proj., Spec. Facs. AMT	5.250	09/15/29	5,000	5,357,900
Continental Airlines, Inc., United Airlines, Inc. Proj., AMT	4.875	09/15/19	790	803,620
Continental Airlines, Inc., United Airlines, Inc. Proj., AMT	5.125	09/15/23	5,000	5,330,200
Continental Airlines, Inc., United Airlines, Inc. Proj., Ser. A, AMT	5.625	11/15/30	2,275	2,525,113
Goethals Bridge, AMT	5.375	01/01/43	1,390	1,486,994
N. Star Academy Chrt. Sch. Newark	5.000	07/15/47	1,000	1,042,190
Port Newark Container, AMT, Rfdg.	5.000	10/01/47	2,500	2,590,850
Ser. AAA	5.000	06/15/41	2,000	2,065,920
Ser. BBB, Rfdg.	5.500	06/15/30	1,500	1,653,510
Ser. DDD	5.000	06/15/42	1,000	1,032,460

See Notes to Financial Statements.

26

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

New Jersey (cont’d.)
New Jersey Econ. Dev. Auth. Rev., (cont’d.)
Ser. WW	5.250%		06/15/40	1,250	$1,316,250
St. Gov’t. Bldgs. Proj., Ser. C	5.000		06/15/47	2,000	2,057,440
State House Proj., Ser. B, Rmkt.	5.000		06/15/43	1,000	1,036,120
Team Academy Chrt. Sch. Proj.	6.000		10/01/43	1,700	1,826,718
Umm Energy Partners, Ser. A, AMT	5.000		06/15/37	1,500	1,542,375
Umm Energy Partners, Ser. A, AMT	5.125		06/15/43	1,100	1,132,296
United Airlines, Inc. Proj., Rmkt., AMT	5.500		06/01/33	2,000	2,172,340
New Jersey Healthcare Facs. Fin. Auth. Rev.,
AHS Hosp. Corp. (Pre-refunded 07/01/21)(ee)	6.000		07/01/41	500	549,015
AHS Hosp. Corp., Rfdg.	4.000		07/01/41	1,500	1,499,940
Barnabas Hlth., Ser. A, Rfdg. (Pre-refunded 07/01/21)(ee)	5.625		07/01/37	1,000	1,087,030
Hackensack Meridian Hlth., Rfgd.	4.000		07/01/52	1,000	965,840
RWJ Barnabas Healthcare Sys. Oblig., Ser. A, Rfdg.	5.000		07/01/43	1,500	1,642,635
University Hosp., Ser. A, AGM, Rfdg.	5.000		07/01/46	1,500	1,604,100
Virtua Hlth.	5.750		07/01/33	2,000	2,049,420
New Jersey St. Transn. Tr. Fd. Sys. Auth. Rev.,
Fed. Hwy. Reimbursement Nts., Ser. A1	5.000		06/15/28	1,250	1,372,650
Trans. Sys., Ser. A	5.875		12/15/38	2,000	2,009,100
Trans. Sys., Ser. A, Rfdg.	5.000		12/15/36	1,250	1,309,625
Trans. Sys., Ser. AA	5.000		06/15/45	1,200	1,236,036
Trans. Sys., Ser. AA	5.250		06/15/41	1,000	1,046,550
New Jersey Tpk. Auth. Rev., Ser. G, Rfdg.	4.000		01/01/43	1,500	1,488,450
South Jersey Transn. Auth. LLC, Rev., Ser. A, Rfdg.	5.000		11/01/39	750	797,032
Tob. Settlement Fing. Corp. Rev., Sub., Ser. B, Rfdg.	5.000		06/01/46	10,000	10,128,800

					65,422,991

New York 4.5%
Build NYC Resource Corp. Rev., Pratt Paper, Inc. Proj., AMT, Rdfg., 144A	5.000		01/01/35	1,000	1,051,870
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev.,
Asset Bkd., 1st Sub., Ser. B, CABS	7.270	(t)	06/01/47	5,000	649,550
Asset Bkd., 2nd Sub., Ser. C, CABS	7.800	(t)	06/01/50	4,000	356,960
Glen Cove Loc. Econ. Asst. Corp. Rev.,
Garvies Pt. Impt. Proj., Ser. A	5.000		01/01/56	2,105	2,137,291
Garvies Pt. Impt. Proj., Ser. C, CABS (Convert to Fixed on 01/01/24)	0.000	(cc)	01/01/55	1,000	815,750
New York Liberty Dev. Corp. Rev., 4 World Trade Center Proj., Rfdg.	5.750		11/15/51	1,750	1,907,780

See Notes to Financial Statements.

PGIM Muni High Income Fund	27

Schedule of Investments (unaudited) (continued)

as of October 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

New York (cont’d.)
New York Liberty Dev. Corp. Rev., (cont’d.) Class 1-3 World Trade Ctr., Rfdg., 144A	5.000%	11/15/44	5,000	$5,120,150
New York St. Dorm. Auth. Rev.,
Orange Regl. Med. Ctr., Rfdg., 144A	5.000	12/01/37	200	213,350
Orange Regl. Med. Ctr., Rfdg., 144A	5.000	12/01/45	1,000	1,053,770
New York Trans. Dev. Corp. Rev.,
Delta Air Lines, Inc.-Laguardia Arpt. Terms. C&D Redev., AMT	4.000	01/01/36	4,000	3,883,600
Delta Air Lines, Inc.-Laguardia Arpt. Terms. C&D Redev., AMT	5.000	01/01/34	1,000	1,077,630
Delta Air Lines, Inc.-Laguardia Arpt. Terms. C&D Redev., AMT	5.000	01/01/36	500	534,850
Laguardia Arpt., Term. B Redev., AMT	4.000	07/01/46	2,140	2,006,977
Laguardia Arpt., Term. B Redev., AMT	5.250	01/01/50	9,250	9,734,515
Onondaga Civic Dev. Corp. Rev., St. Joseph Hosp. Hlth. Ctr., Ser. 2012 (Pre-refunded 07/01/22)(ee)	5.000	07/01/42	1,000	1,097,280
Port Auth. of NY & NJ Spl. Oblig. Rev.,
JFK Int’l. Air Term.	5.000	12/01/20	500	515,085
JFK Int’l. Air Term.	6.000	12/01/42	2,500	2,676,775
TSASC, Inc., Rev., Ser. A, Rfdg.	5.000	06/01/41	2,000	2,047,560

				36,880,743

North Carolina 0.4%
North Carolina Med. Care Commn. Ret. Facs. Rev., First Mtg. Galloway Ridge Proj., Ser. A	6.000	01/01/39	750	771,158
North Carolina Med. Care Commn. Rev., Pennybyrn at Maryfield, Rfdg.	5.000	10/01/35	1,000	1,032,480
North Carolina Tpk. Auth. Rev., Ser. A, Rfdg.	5.000	07/01/51	1,250	1,324,962

				3,128,600

North Dakota 0.1%
Burleigh Cnty. Rev, St. Alexius Med. Ctr. Proj., Ser. A, Rfdg. (Pre-refunded 07/01/21)(ee)	5.000	07/01/35	750	802,013

Ohio 5.4%
Buckeye Tob. Settlement Fin. Auth. Rev.,
Asset Bkd. Sr. Turbo, Ser. A-2	5.125	06/01/24	4,895	4,729,647
Asset Bkd. Sr. Turbo, Ser. A-2	5.375	06/01/24	2,865	2,795,524

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Ohio (cont’d.)
Buckeye Tob. Settlement Fin. Auth. Rev., (cont’d.)
Asset Bkd. Sr. Turbo, Ser. A-2	5.875%	06/01/30	7,100	$6,979,797
Asset Bkd. Sr. Turbo, Ser. A-2	5.875	06/01/47	8,655	8,403,918
Asset Bkd. Sr. Turbo, Ser. A-2	6.500	06/01/47	5,675	5,736,006
Cuyahoga Cnty. Hosp. Rev.,
Metro Hlth. Sys., Rfdg.	5.000	02/15/57	1,000	1,003,960
Metro Hlth. Sys., Rfdg.	5.500	02/15/52	1,935	2,037,362
Metro Hlth. Sys., Rfdg.	5.500	02/15/57	1,000	1,048,710
Franklin Cnty. Hosp. Facs. Rev.,
Hlth. Corp., Ser. A	4.000	05/15/47	2,500	2,429,425
Nationwide Children’s Hosp. Proj., Ser. A	4.000	11/01/45	2,000	1,964,320
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000	06/01/42	1,250	1,321,613
Hancock Cnty. Hosp. Facs. Rev., Blanchard Valley Hlth. Ctr., Rfdg. (Pre-refunded 06/01/21)(ee)	6.250	12/01/34	600	659,832
Lucas Cnty. Hosp. Rev.,
Promedica Healthcare, Ser. A, Rfdg. (Pre-refunded 11/15/21)(ee)	6.000	11/15/41	750	831,390
Promedica Healthcare, Ser. A, Rfdg. (Pre-refunded 11/15/21)(ee)	6.500	11/15/37	875	982,441
Middleburg Heights Hosp. Rev., Facs. Southwest Gen., Ser. 2011, Rfdg.	5.250	08/01/41	1,200	1,283,736
Ohio Air Qlty. Dev. Auth. Rev., Pratt Paper OH LLC Proj., AMT, 144A	4.500	01/15/48	1,000	999,940
Ohio St. Pvt. Act. Rev., Portsmouth Bypass Proj., AMT	5.000	06/30/53	1,000	1,044,830

				44,252,451

Oklahoma 1.9%
Oklahoma St. Dev., Fin. Auth. Rev.,
OU Medicine Proj., Ser. B	5.500	08/15/52	4,850	5,210,258
OU Medicine Proj., Ser. B	5.500	08/15/57	4,350	4,655,370
St. Johns Hlth. Sys., Rfdg. (Pre-refunded 02/15/22)(ee)	5.000	02/15/42	1,500	1,627,920
Tulsa Cnty. Indl. Auth. Sr. Living Cmnty. Rev.,
Montereau, Inc. Proj., Rfdg.	5.250	11/15/45	1,000	1,074,370
Montereau, Inc. Proj., Ser A, Rfdg. (Pre-refunded 05/01/20)(ee)	7.125	11/01/30	1,000	1,070,150

See Notes to Financial Statements.

PGIM Muni High Income Fund	29

Schedule of Investments (unaudited) (continued)

as of October 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Oklahoma (cont’d.)
Tulsa Mun. Arpt. Tr. Trustees Gen. Rev.,
American Airlines, AMT, Rfdg. (Mandatory put date 06/01/25)	5.000%	06/01/35	1,250	$1,318,700
American Airlines, Ser. A, AMT, Rfdg.	5.500	06/01/35	1,000	1,052,770

				16,009,538

Oregon 0.3%
Multnomah Cnty. Hosp. Facs. Auth. Rev., Mirabella at South Waterfront, Ser. A., Rfdg.	5.400	10/01/44	1,000	1,045,180
Salem Hosp. Facs. Auth. Rev., Capital Manor, Inc., Rfdg.	6.000	05/15/42	1,000	1,080,040

				2,125,220

Pennsylvania 5.6%
Allegheny Cnty. Hosp. Dev. Auth. Rev., Allegheny Hlth. Netw. Oblig., Rfdg.	4.000	04/01/44	3,000	2,799,990
Central Bradford Progress Auth. Rev., Guthrie Healthcare Sys., Rfdg.	5.375	12/01/41	2,700	2,905,416
Chester Cnty. Indl. Dev. Auth. Rev., Renaissance Academy Chrt. Sch., Rfdg.	5.000	10/01/44	1,000	1,035,120
Comnwlth. Fing. Auth. Rev., Tobacco Master Stlmnt. Pymt.	5.000	06/01/35	1,000	1,090,550
Cumberland Cnty. Mun. Auth., Rev.,
Asbury PA Oblig. Grp., Rfdg.	5.250	01/01/41	1,000	1,015,340
Asbury PA Oblig. Grp., Rfdg.	6.125	01/01/45	2,000	2,050,720
East Hempfield Township Indl. Dev. Auth. Rev., Student Svcs. Inc., Student Hsg. Proj.	5.000	07/01/46	1,000	1,036,330
Geisinger Auth. Hlth. Sys. Rev., Ser. A-1	5.125	06/01/41	1,450	1,535,927
Moon Indl. Dev. Auth. Rev., Baptist Homes Society Oblig., Rfdg.	6.000	07/01/45	2,000	2,091,260
Pennsylvania Comnwlth., Ser. A, COP, Rfdg.	4.000	07/01/46	1,500	1,432,215
Pennsylvania Econ. Dev. Fin. Auth. Rev.,
Swr. Sludge Disp., Philadelphia Biosolids Fac.	6.250	01/01/32	750	774,758
US Airways Grp., Ser. B, Gty. Agmt.	8.000	05/01/29	490	523,447
Pennsylvania Tpk. Commn. Rev.,
Ser. A-1	5.000	12/01/46	3,950	4,251,464
Sub., Ser. A	5.500	12/01/42	1,500	1,679,265
Sub., Ser. A	5.500	12/01/46	1,740	1,942,814
Sub., Ser. A-1	5.000	12/01/46	2,000	2,100,800
Sub., Ser. B-1	5.250	06/01/47	2,000	2,148,420

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Pennsylvania (cont’d.)
Philadelphia Auth. for Indl. Dev. Rev.,
First Philadelphia Preparatory Chrt., Ser. A, Rfdg.	7.250%	06/15/43	2,000	$2,217,940
Gtr. Philadelphia Hlth Action, Rfdg.	6.625	06/01/50	3,000	3,069,450
Mariana Bracetti Academy	7.625	12/15/41	2,000	2,191,440
New Fndtn. Chrt. Sch. Proj.	6.625	12/15/41	1,000	1,080,280
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A	5.625	07/01/42	6,750	7,091,820

				46,064,766

Puerto Rico 0.3%
Puerto Rico Comnwlth. Aqueduct & Swr. Auth.,
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	5.750	07/01/37	1,350	1,265,625
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	6.000	07/01/47	1,125	1,051,875

				2,317,500

Rhode Island 0.1%
Tob. Settlement Fing. Corp. Rev., Ser. A, Rfdg.	5.000	06/01/40	760	790,628

South Carolina 0.7%
South Carolina Prt. Auth. Rev.,
AMT	4.000	07/01/45	1,500	1,447,410
AMT	4.000	07/01/55	2,000	1,868,740
South Carolina St. Pub. Svc. Auth. Rev., Ser. E, Rfdg.	5.250	12/01/55	2,500	2,645,125

				5,961,275

South Dakota 0.2%
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Avera Hlth., Ser. A, Rfdg.	5.000	07/01/42	1,655	1,733,877

Tennessee 1.3%
Bristol Indl. Dev. Brd. Sales Tax Rev., Ser. A, 144A	5.125	12/01/42	4,000	3,671,160
Chattanooga Hlth. Edl. & Hsg. Facs. Brd. Rev., Catholic Hlth., Ser. A	5.250	01/01/45	2,000	2,102,740
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Mountain States Hlth. Alliance, First Mtge., Ser. A, Rfdg. (Pre-refunded 07/01/20)(ee)	6.000	07/01/38	1,000	1,061,880
Memphis-Shelby Cnty. Indl. Dev. Brd. Tax Alloc., Sr. Tax Incr.-Graceland, Ser. A, Rfdg.	5.625	01/01/46	500	520,650

See Notes to Financial Statements.

PGIM Muni High Income Fund	31

Schedule of Investments (unaudited) (continued)

as of October 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Tennessee (cont’d.)
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd. Rev., Impt. Blakeford at Green Hills, Rfdg.	5.000%	07/01/37	850	$879,538
Shelby Cnty. Hlth. Edl. & Hsg. Facs. Brd. Facs. Rev., Germantown Village, Rfdg.	5.250	12/01/42	1,100	1,119,327
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000	02/01/22	1,000	1,066,190

				10,421,485

Texas 9.5%
Arlington Higher Ed. Fin. Corp. Rev., Wayside Schs., Ser. A	4.625	08/15/46	1,050	998,708
Austin Convention Enterprises, Inc.,
Sub., Second Tier, Ser. B, Rfdg.	5.000	01/01/32	1,000	1,076,230
Sub., Second Tier, Ser. B, Rfdg.	5.000	01/01/34	1,050	1,119,447
Bexar Cnty. Hlth. Facs. Dev. Corp. Rev., Army Retmnt. Residence Fndt., Rfdg.	5.000	07/15/41	1,250	1,300,962
Board of Managers Jt., Guadalupe Cnty., City of Seguin Hosp. Rev., Rfdg.	5.000	12/01/45	500	482,720
Brazos River Auth. Poll. Ctrl. Rev.,
TXU Energy Co. LLC Proj., AMT, Rmkt., Rfdg.^(d)	5.400	05/01/29	2,000	—
TXU Energy Co. LLC Proj., Ser. A, AMT, Elec. Rmkt., Rfdg.^(d)	8.250	10/01/30	3,000	—
TXU Energy Co. LLC Proj., Ser. D, Rfdg.^(d)	5.400	10/01/29	1,000	—
Capital Area Cultural Ed. Facs. Fin. Corp. Rev., Roman Catholic Diocese, Ser. B, Rmkt., Rfdg.	6.125	04/01/45	2,050	2,136,817
Central Tex. Regl. Mobility Auth. Rev.,
Sr. Lien (Pre-refunded 01/01/21)(ee)	6.000	01/01/41	2,000	2,154,380
Sr. Lien, Ser. A	5.000	01/01/45	1,000	1,070,010
Sub., Rfdg.	4.000	01/01/41	1,000	965,680
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	5.000	08/15/42	1,000	1,035,460
Idea Pub. Sch.	6.000	08/15/43	1,000	1,089,440
Idea Pub. Sch. (Pre-refunded 08/15/21)(ee)	5.750	08/15/41	1,000	1,089,440
Tejano Cmnty. Ctr., Ser. A, Rfdg.	9.000	02/15/38	2,000	2,003,640
Uplift Ed., Ser. A (Pre-refunded 12/01/20)(ee)	6.125	12/01/40	3,000	3,233,670
Decatur Hosp. Auth. Rev., Wise Regl. Hlth. Sys., Ser. A, Rfdg.	5.250	09/01/44	1,370	1,433,527
Grand Parkway Transn. Corp., First Tier Toll Rev., Ser. A	5.125	10/01/43	2,000	2,146,420
Harris Cnty. Cultural Edu. Facs. Fin. Corp. Rev., Houston Methodist Hosp. Oblig.	4.000	12/01/45	2,775	2,663,944

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Texas (cont’d.)
Houston Arpt. Sys. Rev.,
Ser. B-1, AMT	5.000%	07/15/35	2,000	$2,104,440
Spl. Facs. Cont. Airlines, Inc., AMT, Rfdg.	6.625	07/15/38	1,500	1,612,965
Spl. Facs. Cont. Airlines, Inc., Sub. Lien, Ser. A, AMT, Rfdg.	5.000	07/01/32	1,000	1,065,640
Sub. Lien, Ser. A, AMT, Rfdg.	5.000	07/01/25	250	265,403
Houston Higher Ed. Fin. Corp., Higher Ed. Rev.,
Cosmos Fndtn., Inc., Ser. A	5.000	02/15/42	1,250	1,281,088
Cosmos Fndtn., Inc., Ser. A (Pre-refunded 05/15/21)(ee)	6.500	05/15/31	535	588,650
Cosmos Fndtn., Inc., Ser. A (Pre-refunded 05/15/21)(ee)	6.500	05/15/31	465	511,630
Kerryville Hlth. Facs. Dev. Corp. Rev., Peterson Regl. Med. Ctr. Proj., Rfdg.	5.000	08/15/35	3,000	3,156,540
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev.,
AEP Tex. Central Co. Proj., Ser. B-1, Rfdg.	4.000	06/01/30	1,000	1,024,400
AEP Tex. Central Co. Proj., Ser. B-2, Rfdg.	4.000	06/01/30	1,800	1,843,920
Bonds, Cent. Pwr. & Lt. Co. Proj., Ser. A, Rmkt., Rfdg.	6.300	11/01/29	1,000	1,045,660
Mission Econ. Dev. Corp. Rev., Natgosoline Proj., Sr. Lien, AMT, Rfdg., 144A	4.625	10/01/31	2,000	1,993,180
New Hope Cultural Ed. Facs. Corp. Rev.,
CHF Collegiate Housing, Tarleton St. Proj., Ser. A	5.000	04/01/47	1,000	1,031,480
Jubilee Academic Ctr., Ser. A, 144A	5.125	08/15/47	1,000	975,670
Jubilee Academic Ctr., Ser. A, Rfdg., 144A	5.000	08/15/46	2,000	1,918,700
MRC Crestview, Rfdg.	5.000	11/15/46	1,150	1,176,715
Westminster Manor Proj., Rfdg.	4.000	11/01/36	1,475	1,412,799
Newark Higher Ed. Fin. Corp. Rev., Austin Achieve Pub. Schs. Inc.	5.000	06/15/48	500	499,855
North Tex. Twy. Auth. Rev.,
First Tier, Sys., Rfdg. (Pre-refunded 01/01/21)(ee)	6.000	01/01/38	2,000	2,158,800
First Tier, Sys., Ser. A, Unrefunded, Rfdg.	6.250	01/01/39	195	196,242
Rfdg.	5.000	01/01/48	1,250	1,346,775
Second Tier, Ser. A, Rfdg.	4.000	01/01/38	2,000	2,004,260
Pharr Higher Ed. Fin. Auth. Rev.,
Idea Pub. Schs., Ser. A (Pre-refunded 08/15/19)(ee)	6.500	08/15/39	825	853,850
Idea Pub. Schs., Ser. A (Pre-refunded 08/15/19)(ee)	6.500	08/15/39	175	181,050
Pottsboro Higher Ed. Fin. Corp. Rev., Ser. A	5.000	08/15/46	1,000	945,440
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B^(d)	6.150	08/01/22	1,000	—
San Juan Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A (Pre-refunded 08/15/20)(ee)	6.700	08/15/40	1,000	1,077,250
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Barton Creek Sr. Living Ctr., Rfdg.	5.000	11/15/40	1,100	1,121,538

See Notes to Financial Statements.

PGIM Muni High Income Fund	33

Schedule of Investments (unaudited) (continued)

as of October 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

Texas (cont’d.)
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., (cont’d.) Trinity Terrace Proj., Ser. A-1, Rfdg.	5.000%		10/01/44	1,000	$1,042,010
Texas Mun. Gas Acq. & Sply. Corp., Gas Sply. Rev.,
Corp. I, Sr. Lien, Ser. A	5.250		12/15/26	4,100	4,677,772
Corp. I, Sr. Lien, Ser. B, 3 Month LIBOR + 0.700%, 3 Month LIBOR x 0.67 + 0.700%	2.264	(c)	12/15/26	1,500	1,485,240
Texas Priv. Activity Surface Transn. Corp. Rev.,
Sr. Lien, Blueridge Transn., AMT	5.000		12/31/50	1,930	2,013,646
Sr. Lien, LBJ Infrastructure	7.000		06/30/40	4,670	4,971,822
Sr. Lien, NTE Mobility Partners	6.875		12/31/39	2,000	2,090,700
Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	6.750		06/30/43	500	570,420
Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	7.000		12/31/38	1,500	1,734,255

					77,980,300

Utah 0.3%
Salt Lake City Corp. Arpt. Rev., Ser. A, AMT	5.000		07/01/47	1,100	1,178,980
Utah Chrt. Sch. Fin. Auth. Rev., Spectrum Academy Proj., 144A	6.000		04/15/45	1,000	1,018,160

					2,197,140

Vermont 0.1%
Vermont Econ. Dev. Auth. Mtge. Rev., Wake Robin Corp. Proj., Rfdg.	5.400		05/01/33	1,100	1,147,245

Virginia 2.4%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr. Ser. B, CABS, Rfdg.	0.000	(cc)	07/15/40	1,000	841,920
Fairfax Cnty. Indl. Dev. Auth. Rev., Inova Hlth. Sys., Ser. A, Rfdg.	4.000		05/15/48	3,000	2,928,750
Mosaic District Cmnty. Dev. Auth. Spl. Assmt., Ser. A	6.875		03/01/36	1,250	1,335,162
Norfolk Econ. Dev. Auth. Rev., Sentara Healthcare, Ser. B, Rfdg.	4.000		11/01/48	2,000	1,969,060
Virginia Small Business Fin. Auth. Rev., Transform 66 P3 Proj., AMT	5.000		12/31/56	2,000	2,084,060
Virginia Small Business Fin. Auth. Rev., Sr. Lien,
Elizabeth River Crossings OpCo LLC Proj., AMT	5.250		01/01/32	2,055	2,180,458
Elizabeth River Crossings OpCo LLC Proj., AMT	5.500		01/01/42	3,000	3,198,960
Express Lanes LLC Proj., AMT	5.000		01/01/40	4,780	4,979,661

					19,518,031

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Washington 2.0%
Port of Seattle Indl. Dev. Corp. Rev., Spl. Facs., Delta Airlines, AMT, Rfdg.	5.000%	04/01/30	1,000	$1,068,000
Skagit Cnty. Pub. Hosp. Dist. No. 1 Rev.,
Skagit Valley Hosp.	5.750	12/01/35	625	650,025
Skagit Valley Hosp., Ser. A, Rfdg.	5.000	12/01/37	3,000	3,125,400
Tob. Settlement Auth. Wash. Rev., Rfdg.	5.250	06/01/32	1,160	1,224,020
Washington St. Convention Ctr. Pub. Facs. Dist. Rev.,	4.000	07/01/58	2,000	1,886,180
Washington St. Healthcare Facs. Auth. Rev.,
Kadlec Regl. Med. Ctr., Rdfg. (Pre-refunded 12/01/21)(ee)	5.000	12/01/42	1,000	1,080,460
Overlake Hosp. Med. Ctr.	4.000	07/01/42	2,500	2,414,425
Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	1,100	1,174,151
Overlake Hosp. Med. Ctr., Rfdg. (Pre-refunded 07/01/20)(ee)	5.500	07/01/30	1,115	1,175,879
Washington St. Hsg. Fin. Comm. Rev., Rockwood Retmnt. Cmnty. Proj., Ser. A, Rfdg., 144A	7.375	01/01/44	2,000	2,261,180

				16,059,720

West Virginia 0.4%
Monongalia Cnty. Com. Special District, Rev., Univ. Town Ctr., Ser. A, Rfdg., 144A	5.750	06/01/43	500	511,175
West Virginia Hosp. Fin. Auth. Rev.,
Cabell Huntington Hosp. Oblig. Grp., Rfdg.	4.125	01/01/47	1,500	1,383,615
Impt. West Virginia Univ. Hlth. Sys. Oblg. Grp., Ser. A	4.000	06/01/51	2,000	1,817,160

				3,711,950

Wisconsin 1.7%
Pub. Fin. Auth. Rev.,
Bancroft Neurohealth Proj., Ser. A, 144A	5.125	06/01/48	1,000	1,002,760
Celanese Proj., Ser. C, AMT, Rfdg., 144A	4.300	11/01/30	3,000	3,040,320
Cornerstone Chrt. Academy Proj., Ser. A, 144A	5.125	02/01/46	1,000	916,980
Corvian Cmnty. Sch., Ser. A, 144A	5.125	06/15/47	2,000	1,923,000
Mountain Island Chrt. Sch., Ser. L, Rfdg.	5.000	07/01/47	1,000	1,014,210
Senior-MD Proton Treatment Ctr., Ser. A-1, 144A	6.375	01/01/48	2,000	2,015,640
Sr. Oblig. Grp., Ser. B, AMT, Rfdg.	5.000	07/01/42	1,500	1,557,300
Sr. Oblig. Grp., Ser. B, AMT, Rfdg.	5.250	07/01/28	1,000	1,062,110
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Ascension Hlth. Alliance Sr. Credit Grp., Ser. B-1, Rmkt., Rfdg.	4.000	11/15/43	1,500	1,462,860

				13,995,180

See Notes to Financial Statements.

PGIM Muni High Income Fund	35

Schedule of Investments (unaudited) (continued)

as of October 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Wyoming 0.1%
Campbell Cnty. Solid Wste. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	5.750%	07/15/39	500	$511,795

TOTAL INVESTMENTS 98.7% (cost $789,865,331)				808,686,046
Other assets in excess of liabilities(z) 1.3%				10,536,149

NET ASSETS 100.0%				$819,222,195

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

CABS—Capital Appreciation Bonds

CDD—Community Development District

COP—Certificates of Participation

FRDD—Financial Rate Daily Demand Note

GO—General Obligation

IDB—Industrial Development Bond

LIBOR—London Interbank Offered Rate

NATL—National Public Finance Guaranty Corp.

OTC—Over-the-counter

PCR—Pollution Control Revenue

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $483,800 and 0.1% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2018.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $820,000. The aggregate value of $483,800 is 0.1% of net assets.
(t)	Represents zero coupon. Rate quoted represents effective yield at October 31, 2018.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

36

Futures contracts outstanding at October 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Short Position:
48	20 Year U.S. Treasury Bonds	Dec. 2018	$6,630,000	$310,061

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets	$200,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
Alabama	$—	$8,983,358	$—
Arizona	—	32,596,563	—
California	—	79,213,369	—
Colorado	—	24,084,711	—
Connecticut	—	5,538,778	—
Delaware	—	2,912,496	—
District of Columbia	—	9,782,645	—
Florida	—	69,986,158	483,800
Georgia	—	7,851,660	—
Hawaii	—	6,408,880	—
Idaho	—	1,000,000	—
Illinois	—	98,771,077	—
Indiana	—	6,142,668	—
Iowa	—	6,039,452	—
Kansas	—	2,019,118	—
Kentucky	—	3,103,095	—

See Notes to Financial Statements.

PGIM Muni High Income Fund	37

Schedule of Investments (unaudited) (continued)

as of October 31, 2018

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Municipal Bonds (continued)
Louisiana	$—	$6,912,955	$—
Maine	—	2,182,460	—
Maryland	—	12,463,782	—
Massachusetts	—	8,778,451	—
Michigan	—	11,945,867	—
Minnesota	—	8,255,580	—
Mississippi	—	900,000	—
Missouri	—	17,385,757	—
Nebraska	—	1,106,840	—
Nevada	—	2,804,078	—
New Jersey	—	65,422,991	—
New York	—	36,880,743	—
North Carolina	—	3,128,600	—
North Dakota	—	802,013	—
Ohio	—	44,252,451	—
Oklahoma	—	16,009,538	—
Oregon	—	2,125,220	—
Pennsylvania	—	46,064,766	—
Puerto Rico	—	2,317,500	—
Rhode Island	—	790,628	—
South Carolina	—	5,961,275	—
South Dakota	—	1,733,877	—
Tennessee	—	10,421,485	—
Texas	—	77,980,300	—
Utah	—	2,197,140	—
Vermont	—	1,147,245	—
Virginia	—	19,518,031	—
Washington	—	16,059,720	—
West Virginia	—	3,711,950	—
Wisconsin	—	13,995,180	—
Wyoming	—	511,795	—
Other Financial Instruments*
Futures Contracts.	310,061	—	—

Total	$310,061	$808,202,246	$483,800

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2018 were as follows:

Healthcare	21.5%
Corporate Backed IDB & PCR	12.5

Education	11.0%
Transportation	10.8

See Notes to Financial Statements.

38

Industry Classification (continued):

Special Tax/Assessment District	9.3%
Tobacco Appropriated	8.5
General Obligation	6.9
Power	6.6
Pre-Refunded	5.9
Lease Backed Certificate of Participation	2.9
Water & Sewer	1.7

Solid Waste/Resource Recovery	1.1%

98.7
Other assets in excess of liabilities	1.3

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2018 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$310,061	*	—	$—	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended October 31, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$20,851

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$310,061

See Notes to Financial Statements.

PGIM Muni High Income Fund	39

Schedule of Investments (unaudited) (continued)

as of October 31, 2018

For the six months ended October 31, 2018, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Short Positions(1)
$2,210,000

(1)	Notional Amount in USD.

See Notes to Financial Statements.

40

Statement of Assets & Liabilities (unaudited)

as of October 31, 2018

Assets
Unaffiliated investments (cost $789,865,331)	$808,686,046
Cash	80,419
Interest receivable	13,867,883
Receivable for investments sold	4,153,836
Receivable for Fund shares sold	632,052
Deposit with broker for centrally cleared/exchange-traded derivatives	200,000
Due from broker—variation margin futures	37,500
Prepaid expenses	6,918

Total Assets	827,664,654

Liabilities
Payable for investments purchased	5,326,930
Payable for Fund shares reacquired	2,087,160
Management fee payable	352,927
Dividends payable	352,635
Distribution fee payable	166,513
Accrued expenses and other liabilities	143,509
Affiliated transfer agent fee payable	12,785

Total Liabilities	8,442,459

Net Assets	$819,222,195

Net assets were comprised of:
Shares of beneficial interest, at par	$823,619
Paid-in capital in excess of par	833,753,539
Total distributable earnings (loss)	(15,354,963)

Net assets, October 31, 2018	$819,222,195

See Notes to Financial Statements.

PGIM Muni High Income Fund	41

Statement of Assets & Liabilities (unaudited)

as of October 31, 2018

Class A
Net asset value and redemption price per share, ($315,069,340 ÷ 31,651,712 shares of beneficial interest issued and outstanding)	$9.95
Maximum sales charge (4.00% of offering price)	0.41

Maximum offering price to public	$10.36

Class B
Net asset value, offering price and redemption price per share, ($23,857,701 ÷ 2,396,007 shares of beneficial interest issued and outstanding)	$9.96

Class C
Net asset value, offering price and redemption price per share, ($103,729,849 ÷ 10,420,406 shares of beneficial interest issued and outstanding)	$9.95

Class Z
Net asset value, offering price and redemption price per share, ($371,226,622 ÷ 37,356,906 shares of beneficial interest issued and outstanding)	$9.94

Class R6
Net asset value, offering price and redemption price per share, ($5,338,683 ÷ 536,830 shares of beneficial interest issued and outstanding)	$9.94

See Notes to Financial Statements.

42

Statement of Operations (unaudited)

Six Months Ended October 31, 2018

Net Investment Income (Loss)
Interest income	$20,124,999

Expenses
Management fee	2,153,650
Distribution fee(a)	1,023,300
Transfer agent’s fees and expenses (including affiliated expense of $37,046)(a)	295,148
Custodian and accounting fees	68,041
Registration fees(a)	62,265
Shareholders’ reports	22,929
Audit fee	19,940
Trustees’ fees	13,366
Legal fees and expenses	12,932
Miscellaneous	11,888

Total expenses	3,683,459
Less: Fee waiver and/or expense reimbursement(a)	(6,215)
Custodian fee credit	(2,105)

Net expenses	3,675,139

Net investment income (loss)	16,449,860

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(7,814,718)
Futures transactions	20,851

(7,793,867)

Net change in unrealized appreciation (depreciation) on:
Investments	(6,644,946)
Futures	310,061

(6,334,885)

Net gain (loss) on investment transactions	(14,128,752)

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,321,108

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Z	Class R6
Distribution fee	408,217	68,347	546,736	—	—
Transfer agent’s fees and expenses	96,337	12,275	30,174	156,336	26
Registration fees	14,722	10,394	12,118	17,775	7,256
Fee waiver and/or expense reimbursement	—	—	—	—	(6,215)

See Notes to Financial Statements.

PGIM Muni High Income Fund	43

Statements of Changes in Net Assets (unaudited)

	Six Months Ended October 31, 2018		Year Ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$16,449,860	$33,085,189
Net realized gain (loss) on investment transactions		(7,793,867)	6,382,371
Net change in unrealized appreciation (depreciation) on investments		(6,334,885)	(6,511,384)

Net increase (decrease) in net assets resulting from operations		2,321,108	32,956,176

Dividends and Distributions
Distributions from distributable earnings*
Class A		(6,191,307)	—
Class B		(469,786)	—
Class C		(1,657,376)	—
Class Z		(7,939,403)	—
Class R6		(70,471)	—

		(16,328,343)	—

Dividends from net investment income
Class A			(13,210,689)
Class B			(1,312,516)
Class C			(3,634,016)
Class Z			(15,445,809)
Class R6			(1,892)

		*	(33,604,922)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold		105,376,896	188,807,446
Net asset value of shares issued in reinvestment of dividends and distributions		13,849,184	28,272,949
Cost of shares reacquired		(124,814,921)	(220,374,624)

Net increase (decrease) in net assets from Fund share transactions		(5,588,841)	(3,294,229)

Total increase (decrease)		(19,596,076)	(3,942,975)

Net Assets:
Beginning of period		838,818,271	842,761,246

End of period(a)		$819,222,195	$838,818,271

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$7,036,516

*	For the period ended October 31, 2018, the Fund has adopted amendments to Regulation S-X (refer to Note 10).

See Notes to Financial Statements.

44

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 4 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust was organized as an unincorporated business trust in Massachusetts on November 3, 1986 and currently consists of one fund: the PGIM Muni High Income Fund (the “Fund”).

The investment objective of the Fund is to provide the maximum amount of income that is eligible for exclusion from federal income taxes.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Trust, including: the Trust’s Treasurer (or the Treasurer’s direct reports); and the Trust’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Muni High Income Fund	45

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates.

46

Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are

PGIM Muni High Income Fund	47

Notes to Financial Statements (unaudited) (continued)

calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and

48

supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.500% of the Fund’s average daily net assets up to $1 billion and 0.450% of the average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.500% for the six months ended October 31, 2018.

PGIM Investments has contractually agreed, through August 31, 2020, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 0.60% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

PGIM Muni High Income Fund	49

Notes to Financial Statements (unaudited) (continued)

The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%, 0.50% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively.

PIMS has advised the Fund that it received $144,975 in front-end sales charges resulting from sales of Class A shares during the six months ended October 31, 2018. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended October 31, 2018, it received $4,558, $6,650 and $3,203 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the six months ended October 31, 2018, the Fund’s purchase and sale transactions under Rule 17a-7, were $11,856,336 and $13,143,883, respectively. There were no realized gains (losses) associated with these 17a-7 transactions during the reporting period.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended October 31, 2018, were $211,714,697 and $219,536,236, respectively.

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5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2018 were as follows:

Tax Basis	$789,953,663

Gross Unrealized Appreciation	29,427,017
Gross Unrealized Depreciation	(10,384,573)

Net Unrealized Appreciation	$19,042,444

The book basis may differ from tax basis due to certain tax-related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after May 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before April 30, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Additionally, the Fund utilized approximately $5,537,000 of its capital loss carryforward during the year ended April 30, 2018. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of April 30, 2018, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$17,364,000

Pre-Enactment Losses:
Expiring 2019	$19,389,000

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.00%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will

PGIM Muni High Income Fund	51

Notes to Financial Statements (unaudited) (continued)

automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Fund has authorized an unlimited number of shares of beneficial interest of each class at $0.01 par value divided into five classes, designated Class A, Class B, Class C, Class Z and Class R6.

As of October 31, 2018, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 1,035 Class R6 shares of the Fund. At reporting period end, six shareholders of record held 58% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended October 31, 2018:
Shares sold	3,420,536	$34,835,601
Shares issued in reinvestment of dividends and distributions	550,502	5,584,925
Shares reacquired	(4,073,565)	(41,344,981)

Net increase (decrease) in shares outstanding before conversion	(102,527)	(924,455)
Shares issued upon conversion from other share class(es)	477,500	4,854,625
Shares reacquired upon conversion into other share class(es)	(604,976)	(6,144,124)

Net increase (decrease) in shares outstanding	(230,003)	$(2,213,954)

Year ended April 30, 2018:
Shares sold	3,583,222	$36,692,916
Shares issued in reinvestment of dividends and distributions	1,161,138	11,871,580
Shares reacquired	(7,011,641)	(71,734,373)

Net increase (decrease) in shares outstanding before conversion	(2,267,281)	(23,169,877)
Shares issued upon conversion from other share class(es)	919,364	9,434,737
Shares reacquired upon conversion into other share class(es)	(748,666)	(7,665,878)

Net increase (decrease) in shares outstanding	(2,096,583)	$(21,401,018)

52

Class B	Shares	Amount
Six months ended October 31, 2018:
Shares sold	10,474	$105,858
Shares issued in reinvestment of dividends and distributions	38,133	387,119
Shares reacquired	(276,323)	(2,807,593)

Net increase (decrease) in shares outstanding before conversion	(227,716)	(2,314,616)
Shares reacquired upon conversion into other share class(es)	(366,980)	(3,730,819)

Net increase (decrease) in shares outstanding	(594,696)	$(6,045,435)

Year ended April 30, 2018:
Shares sold	23,675	$242,323
Shares issued in reinvestment of dividends and distributions	97,556	997,910
Shares reacquired	(511,038)	(5,228,448)

Net increase (decrease) in shares outstanding before conversion	(389,807)	(3,988,215)
Shares reacquired upon conversion into other share class(es)	(777,464)	(7,989,578)

Net increase (decrease) in shares outstanding	(1,167,271)	$(11,977,793)

Class C
Six months ended October 31, 2018:
Shares sold	703,628	$7,146,776
Shares issued in reinvestment of dividends and distributions	136,401	1,383,832
Shares reacquired	(932,112)	(9,449,878)

Net increase (decrease) in shares outstanding before conversion	(92,083)	(919,270)
Shares reacquired upon conversion into other share class(es)	(365,740)	(3,715,657)

Net increase (decrease) in shares outstanding	(457,823)	$(4,634,927)

Year ended April 30, 2018:
Shares sold	1,449,015	$14,824,570
Shares issued in reinvestment of dividends and distributions	293,916	3,005,022
Shares reacquired	(1,885,741)	(19,272,628)

Net increase (decrease) in shares outstanding before conversion	(142,810)	(1,443,036)
Shares reacquired upon conversion into other share class(es)	(826,812)	(8,452,510)

Net increase (decrease) in shares outstanding	(969,622)	$(9,895,546)

Class Z
Six months ended October 31, 2018:
Shares sold	6,186,846	$62,742,389
Shares issued in reinvestment of dividends and distributions	634,220	6,422,837
Shares reacquired	(7,046,791)	(71,092,707)

Net increase (decrease) in shares outstanding before conversion	(225,725)	(1,927,481)
Shares issued upon conversion from other share class(es)	920,172	9,328,886
Shares reacquired upon conversion into other share class(es)	(506,815)	(5,154,405)

Net increase (decrease) in shares outstanding	187,632	$2,247,000

Year ended April 30, 2018:
Shares sold	13,371,276	$136,714,994
Shares issued in reinvestment of dividends and distributions	1,214,921	12,396,545
Shares reacquired	(12,169,899)	(124,131,489)

Net increase (decrease) in shares outstanding before conversion	2,416,298	24,980,050
Shares issued upon conversion from other share class(es)	1,539,755	15,729,060
Shares reacquired upon conversion into other share class(es)	(110,461)	(1,127,029)

Net increase (decrease) in shares outstanding	3,845,592	$39,582,081

PGIM Muni High Income Fund	53

Notes to Financial Statements (unaudited) (continued)

Class R6	Shares	Amount
Six months ended October 31, 2018:
Shares sold	54,120	$546,272
Shares issued in reinvestment of dividends and distributions	6,974	70,471
Shares reacquired	(11,796)	(119,762)

Net increase (decrease) in shares outstanding before conversion	49,298	496,981
Shares issued upon conversion from other share class(es)	448,199	4,561,494

Net increase (decrease) in shares outstanding	497,497	$5,058,475

Year ended April 30, 2018:
Shares sold	32,863	$332,643
Shares issued in reinvestment of dividends and distributions	187	1,892
Shares reacquired	(761)	(7,686)

Net increase (decrease) in shares outstanding before conversion	32,289	326,849
Shares issued upon conversion from other share class(es)	7,044	71,198

Net increase (decrease) in shares outstanding	39,333	$398,047

7. Borrowings

The Fund along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 4, 2018, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under both SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended October 31, 2018. The average daily balance for the 3 days that the Fund had loans outstanding during the period

54

was $254,333, borrowed at a weighted average interest rate of 3.35%. The maximum loan balance outstanding during the period was $389,000. At October 31, 2018, the Fund did not have an outstanding loan balance.

8. Dividends to Shareholders

In addition to the monthly dividends paid by the Fund, the Fund declared ordinary income dividends on November 28, 2018 to shareholders of record on November 29, 2018. The ex-date was November 30, 2018. The per share amounts declared were as follows:

Ordinary Income
Class A	$0.01147
Class B	$0.01147
Class C	$0.01147
Class Z	$0.01147
Class R6	$0.01147

9. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest

PGIM Muni High Income Fund	55

Notes to Financial Statements (unaudited) (continued)

rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk. The Fund may face a heightened level of interest rate risk as a result of the US Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

10. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the Statements of Changes in Net Assets. The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets and certain tax adjustments that were reflected in the Notes to Financial Statements. All of these have been reflected in the Fund’s financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective

56

immediately. At this time, management is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

PGIM Muni High Income Fund	57

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended October 31,		Year Ended April 30,
	2018		2018		2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.12		$10.12		$10.45	$10.26	$9.91	$10.47
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.39		0.41	0.44	0.44	0.47
Net realized and unrealized gain
(loss) on investment transactions	(0.18)		0.01		(0.33)	0.18	0.36	(0.57)
Total from investment operations	0.02		0.40		0.08	0.62	0.80	(0.10)
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.40)		(0.41)	(0.43)	(0.45)	(0.46)
Net asset value, end of period	$9.95		$10.12		$10.12	$10.45	$10.26	$9.91
Total Return(b):	0.22%		3.99%		0.73%	6.19%	8.19%	(0.71)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$315,069		$322,606		$343,939	$402,933	$375,176	$373,610
Average net assets (000)	$323,912		$337,410		$387,190	$379,356	$376,328	$367,792
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.85%	(d)	0.86%		0.87%	0.87%	0.87%	0.87%
Expenses before waivers and/or expense reimbursement	0.85%	(d)	0.86%	(e)	0.87%	0.87%	0.91%	0.92%
Net investment income (loss)	3.82%	(d)	3.86%		3.99%	4.30%	4.36%	4.90%
Portfolio turnover rate(f)	25%		36%		39%	9%	17%	24%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)

Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets and the 0.05% contractual 12b-1 fee waiver was terminated.

(d)	Annualized.
(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

58

Class B Shares
	Six Months Ended October 31,		Year Ended April 30,
	2018		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.12		$10.13	$10.46	$10.27	$9.92	$10.48
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.37	0.39	0.42	0.42	0.45
Net realized and unrealized gain (loss) on investment transactions	(0.16)		(0.01)	(0.34)	0.17	0.36	(0.57)
Total from investment operations	0.02		0.36	0.05	0.59	0.78	(0.12)
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.37)	(0.38)	(0.40)	(0.43)	(0.44)
Net asset value, end of period	$9.96		$10.12	$10.13	$10.46	$10.27	$9.92
Total Return(b):	0.14%		3.60%	0.50%	5.93%	7.92%	(0.95)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23,858		$30,272	$42,104	$57,613	$62,944	$67,445
Average net assets (000)	$27,116		$36,097	$50,808	$59,446	$66,035	$68,456
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.20%	(c)	1.14%	1.12%	1.12%	1.12%	1.12%
Expenses before waivers and/or expense reimbursement	1.20%	(c)	1.14% (d)	1.12%	1.12%	1.12%	1.12%
Net investment income (loss)	3.46%	(c)	3.58%	3.73%	4.06%	4.11%	4.66%
Portfolio turnover rate(e)	25%		36%	39%	9%	17%	24%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Muni High Income Fund	59

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended October 31,	Year Ended April 30,
	2018	2018		2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.12	$10.12		$10.45	$10.27	$9.92	$10.47
Income (loss) from investment operations:
Net investment income (loss)	0.16	0.32		0.33	0.36	0.37	0.40
Net realized and unrealized gain (loss) on investment transactions	(0.17)	-	(b)	(0.33)	0.17	0.35	(0.56)
Total from investment operations	(0.01)	0.32		0.00	0.53	0.72	(0.16)
Less Dividends and Distributions:
Dividends from net investment income	(0.16)	(0.32)		(0.33)	(0.35)	(0.37)	(0.39)
Net asset value, end of period	$9.95	$10.12		$10.12	$10.45	$10.27	$9.92
Total Return(c):	(0.17)%	3.21%		0.01%	5.31%	7.39%	(1.36)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$103,730	$110,077		$119,937	$125,439	$105,708	$89,990
Average net assets (000)	$108,456	$114,788		$127,425	$111,295	$97,740	$96,402
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.61% (d)	1.62%		1.62%	1.62%	1.62%	1.62%
Expenses before waivers and/or expense reimbursement	1.61% (d)	1.62%	(e)	1.62%	1.62%	1.62%	1.62%
Net investment income (loss)	3.06% (d)	3.11%		3.24%	3.55%	3.61%	4.15%
Portfolio turnover rate(f)	25%	36%		39%	9%	17%	24%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

60

Class Z Shares
	Six Months Ended October 31,		Year Ended April 30,
	2018		2018		2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.10		$10.11		$10.44	$10.25	$9.90	$10.46
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.42		0.44	0.46	0.47	0.50
Net realized and unrealized gain (loss) on investment transactions	(0.16)		-	(b)	(0.33)	0.18	0.36	(0.57)
Total from investment operations	0.05		0.42		0.11	0.64	0.83	(0.07)
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.43)		(0.44)	(0.45)	(0.48)	(0.49)
Net asset value, end of period	$9.94		$10.10		$10.11	$10.44	$10.25	$9.90
Total Return(c):	0.43%		4.15%		1.02%	6.48%	8.48%	(0.47)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$371,227		$375,466		$336,781	$274,404	$180,050	$118,489
Average net assets (000)	$391,528		$370,141		$307,480	$208,377	$152,856	$116,356
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.62%	(d)	0.62%		0.62%	0.62%	0.62%	0.62%
Expenses before waivers and/or expense reimbursement	0.62%	(d)	0.62%	(e)	0.62%	0.62%	0.62%	0.62%
Net investment income (loss)	4.05%	(d)	4.11%		4.24%	4.54%	4.61%	5.15%
Portfolio turnover rate(f)	25%		36%		39%	9%	17%	24%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Muni High Income Fund	61

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended October 31,		June 27, 2017(a) through April 30,
	2018		2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.11		$10.23
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.36
Net realized and unrealized gain (loss) on investment transactions	(0.17)		(0.11)
Total from investment operations	0.04		0.25
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.37)
Net asset value, end of period	$9.94		$10.11
Total Return(c):	0.35%		2.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,339		$398
Average net assets (000)	$3,428		$53
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.60%	(d)	0.59%	(d)
Expenses before waivers and/or expense reimbursement	0.96%	(d)	25.88%	(d)(e)
Net investment income (loss)	4.11%	(d)	4.31%	(d)
Portfolio turnover rate(f)	25%		36%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

62

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Muni High Income Fund (the “Fund”)1 consists of twelve individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit. In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7, 2018 and on June 19-21, 2018 and approved the renewal of the agreements through July 31, 2019, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as

[1]	PGIM Muni High Income Fund is the sole series of Prudential Investment Portfolios 4.

PGIM Muni High Income Fund

Approval of Advisory Agreements (continued)

information furnished at or in advance of the meetings on June 7, 2018 and on June 19-21, 2018.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Fixed Income. The Board also noted that it received favorable compliance reports

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from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

PGIM Muni High Income Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2017.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended April 30, 2017. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also may have provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of

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fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	3rd Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•

The Board considered PGIM Investments’ assertion that the Fund’s performance relative to its benchmark index was more relevant than peer relative performance in evaluating the Fund because the Fund invested in both investment grade and high yield securities, unlike the other funds included in the Peer Universe.

•

The Board also noted PGIM Investments’ assertion that the Fund’s barbell approach to investing, which focuses on investing in both investment grade and high-yield securities, has resulted in a lower standard deviation to the Fund’s benchmark index as compared to its peers.

•

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) limits transfer agency, shareholder servicing, sub-transfer agency and blue sky fees to the extent that such fees cause total annual fund operating expenses for Class R6 shares to exceed 0.60% through August 31, 2020.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Muni High Income Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Brian D. Nee, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Andrew R. French, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Muni High Income Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM MUNI HIGH INCOME FUND

SHARE CLASS	A	B	C	Z	R6*
NASDAQ	PRHAX	PMHYX	PHICX	PHIZX	PHIQX
CUSIP	74440M104	74440M203	74440M302	74440M401	74440M609

*Formerly known as Class Q shares.

MF133E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 4

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	December 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 18, 2018

By:	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date:	December 18, 2018